1(212) 318-6609

kevinbrown@paulhastings.com

February 1, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Innovations Trust (the “Company”)
File Nos. 333-228684 and 811-23395

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 7 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2023 (Accession #0001193125-23-017788).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

A. Ward